Share-Based Compensation (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands										1 Months Ended			12 Months Ended
	Oct. 17, 2021	May 25, 2021 ILS (₪) shares	May 25, 2021 USD ($) shares	Apr. 06, 2021 ILS (₪) shares	Apr. 06, 2021 USD ($) $ / shares shares	Sep. 02, 2020 ILS (₪) shares	Sep. 02, 2020 USD ($) $ / shares shares	Jun. 11, 2020 ILS (₪) shares	Jun. 11, 2020 USD ($) $ / shares shares	Apr. 30, 2019 ILS (₪) shares	Apr. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2018	Dec. 31, 2021 ₪ / shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 $ / shares	Jul. 08, 2020 $ / shares	Apr. 30, 2018 $ / shares
Share-Based Compensation (Details) [Line Items]
Description of share-based payment arrangement								the Company’s Board of Directors approved a grant to an advisor to purchase 72,000 ADS (2,880,000 Ordinary shares) at an exercise price of $18.06 per ADS in three tranches. The first tranche of 32,400 ADS’s was vested on May 31,2020, the second tranche of 25,200 ADS was vested on September 30, 2020 and the third tranche of 14,400 ADS’s will be vested on December 31, 2020. The options will expire four years from the commencement vesting date of each tranche. The total value of the grant was NIS 2,783 ($ 809).	the Company’s Board of Directors approved a grant to an advisor to purchase 72,000 ADS (2,880,000 Ordinary shares) at an exercise price of $18.06 per ADS in three tranches. The first tranche of 32,400 ADS’s was vested on May 31,2020, the second tranche of 25,200 ADS was vested on September 30, 2020 and the third tranche of 14,400 ADS’s will be vested on December 31, 2020. The options will expire four years from the commencement vesting date of each tranche. The total value of the grant was NIS 2,783 ($ 809).
Number of share options granted in share based payment arrangement		600,000	600,000					141,400	141,400
Exercise price per share | $ / shares									$ 7.28						$ 6.25		$ 7.98
Fair value of options granted		₪ 5,057	$ 1,626	₪ 358		₪ 30	$ 9	₪ 4,190	$ (1,218)
Shareholders approved amendment description		On May 25, 2021, the shareholders approved the amendment to the following options held by directors of the Company, as follows: Mr. Mark Germain (130,710 options), Prof. Avner Rotman (20,000 options), Mr. Adi Raviv (18,000 options), Prof. George H. Lowell (20,000 options), Dr. Morris Laster (18,000 options), Dr. Yael Margolin (18,000 options) and Mr. Isaac Devash (18,000 options) as follows: a. accelerated vesting and the ability to immediately exercise such options in the event of change of control; and b. to the extent vested, allow the options to be exercised during the existing ten (10) year terms of the options in the event of the foregoing director’s termination of service to the Company without cause. The fair value of the said changes was approximately $3 (approximately NIS 10).	On May 25, 2021, the shareholders approved the amendment to the following options held by directors of the Company, as follows: Mr. Mark Germain (130,710 options), Prof. Avner Rotman (20,000 options), Mr. Adi Raviv (18,000 options), Prof. George H. Lowell (20,000 options), Dr. Morris Laster (18,000 options), Dr. Yael Margolin (18,000 options) and Mr. Isaac Devash (18,000 options) as follows: a. accelerated vesting and the ability to immediately exercise such options in the event of change of control; and b. to the extent vested, allow the options to be exercised during the existing ten (10) year terms of the options in the event of the foregoing director’s termination of service to the Company without cause. The fair value of the said changes was approximately $3 (approximately NIS 10).
Board approve issuance description	On October 17, 2021, the board approve the issuance of 124,600 RSUs representing 600,000 ADS’s to the Company employees in exchange of their options, in a way that for each option exchanged a new RSU will be issued. The fair value of the said issuance was $156 (approximately NIS 505).On the same day the board approve the issuance of 10,000 RSUs representing 10,000 ADS’s to the Company employees. The fair value of the said issuance was $23 (approximately NIS 74).
Share option (in New Shekels per share) | ₪ / shares														₪ 0.78
Share options outstanding weighted average remaining contractual life													16 years 3 months 18 days	6 years 1 month 6 days
Bottom of range [member]
Share-Based Compensation (Details) [Line Items]
Exercise price per share | ₪ / shares													₪ 0.45	₪ 0.45
Top of range [member]
Share-Based Compensation (Details) [Line Items]
Exercise price per share | ₪ / shares													₪ 1.325	₪ 1.325
Plan [Member]
Share-Based Compensation (Details) [Line Items]
Share-based payment of option vested period												10 years	10 years
Description of share-based payment arrangement												The options generally vest over a period of three or four years.	The options generally vest over a period of three or four years.
Board Member [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement						5,000	5,000			108,000	108,000
Exercise price per share | $ / shares											$ 7.976
Fair value of options granted						₪ 660	$ 196			₪ 1,414	$ (391)
Board Member 1 [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement						82,000	82,000
Exercise price per share | $ / shares							$ 48.04
Fair value of options granted						₪ 6,662	$ (1,979)
Officer [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement						7,000	7,000
Exercise price per share | $ / shares							$ 41.08
Fair value of options granted						₪ 571	$ (170)
Granted Options [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement				160,000	160,000
Exercise price per share | $ / shares					$ 6.95
Fair value of options granted				₪ 1,909	$ 614
Board Members 2 [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement				150,000	150,000
Exercise price per share | $ / shares					$ 6.95
Fair value of options granted				₪ 1,309	$ 421
RSUs [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement				30,000	30,000
Fair value of options granted | $					$ 115
American Depository Shares [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement		600,000	600,000					5,656,000	5,656,000
Exercise price per share | $ / shares									$ 8.076						$ 6.25	$ 7.98
American Depository Shares [Member] | Board Member [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement						5,000	5,000
American Depository Shares [Member] | CEO [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement										4,320,000	4,320,000
American Depository Shares [Member] | Board Member 1 [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement						3,280,000	3,280,000
American Depository Shares [Member] | Officer [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement						280,000	280,000
American Depository Shares [Member] | Granted Options [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement				6,400,000	6,400,000
American Depository Shares [Member] | Board Members 2 [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement				6,000,000	6,000,000
American Depository Shares [Member] | RSUs [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement				30,000	30,000
CEO [Member]
Share-Based Compensation (Details) [Line Items]
Description of share-based payment arrangement										the Company also granted 215,833 ADSs (8,633,310 RSU) to the CEO of which 60% vested immediately, 20% will be vested on March 2020 and the additional 20% will vest on March 2021. The fair value of the options as of the date of grant totaled approximately NIS 2,826 ($ 782).	the Company also granted 215,833 ADSs (8,633,310 RSU) to the CEO of which 60% vested immediately, 20% will be vested on March 2020 and the additional 20% will vest on March 2021. The fair value of the options as of the date of grant totaled approximately NIS 2,826 ($ 782).